Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (4,279,531)	$ (3,721,652)	$ (6,475,154)	$ (13,907,185)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of derivative liability	57,883	363,654	614,658	7,406,416
(Gain) loss on settlement of debt		227,501	(186,156)	82,337
Stock-based compensation expense	798,690	680,444	968,470	1,349,646
Loss on impairment of intangible asset			75,000
Depreciation and amortization	540,714	554,557	1,140,362	1,487,305
Amortization of debt discount	1,549,752	1,448,308	2,906,645	2,110,645
Bad debt			36,456	50,800
Lease liability amortization	(14,958)	(13,107)	(26,214)	25,910
Penalty interest			60,133	25,000
Changes in operating assets and liabilities:
Accounts receivable	(209,938)	22,233	78,478	(123,747)
Inventory				8,301
Prepaid expenses and other assets	42,852	(24,425)	(70,802)	807
Accounts payable and accrued liabilities	308,642	3,616	(291,922)	(161,588)
Deferred revenue	973,992	(428,116)	90,433	564,617
Payroll liability				73,923
Accrued interest	105,577	63,912	224,073	258,830
Deposit	10,414			(10,496)
Net Cash (used in) Operating Activities	(115,911)	(823,075)	(855,540)	(758,479)
CASH FLOWS FROM INVESTING ACTIVITIES:
Advance payment for acquisition	(250,000)
Purchase of intellectual property				(315,000)
Purchase of property and equipment	(96,960)	(79,020)	(138,331)	(146,400)
Net Cash used in Investing Activities	(346,960)	(79,020)	(138,331)	(461,400)
CASH FLOWS FROM FINANCING ACTIVITIES:
Bank overdraft	3,781
Proceeds from issuance of convertible notes payable	1,207,800	100,000	1,482,000	1,502,250
Repayment of convertible notes payable	(758,346)		(45,000)
Proceeds from issuance of common stock		846,801	846,801
Proceeds from issuance of Series B Preferred Stock	75,000	250,000	525,000	50,000
Redemption of Series B Preferred Stock	(487,730)		(63,999)
Finance lease payments	(41,195)	(43,931)	(90,565)	(73,327)
Proceeds from issuance of notes payable	1,186,453	2,574,647	4,377,226	2,147,996
Repayment of notes payable	(1,957,492)	(2,734,275)	(4,577,578)	(1,689,846)
Proceeds from related parties	116,238	271,464	366,943	299,173
Repayment to related parties	(86,571)	(414,187)	(680,807)	(976,257)
Net Cash provided by Financing Activities	(742,062)	850,519	2,140,021	1,259,989
Net change in cash	(1,204,933)	(51,576)	1,146,150	40,110
Cash, beginning of year	1,204,933	58,783	58,783	18,673
Cash, end of year		$ 7,207	1,204,933	58,783
Supplemental cash flow information
Cash paid for interest			152,643	83,347
Cash paid for taxes
Non-cash Investing and Financing transactions:
Settlement of stock subscriptions				1,640
Common stock issued for purchase of intangibles				180,000
Common stock issued for exercised cashless warrant			1	38,012
Settlement of series B preferred stock through issuance of common stock			827,106
Settlement of convertible notes payable through issuance of common stock			1,842,853	3,811,434
Common stock issued in conjunction with convertible note			133,663
Warrant issued in conjunction with debts	$ 47,628		1,024,780
Resolution of derivative liability upon exercise of warrant			139,067	406,856
Resolution of derivative liability upon conversion of debt			531,700	10,548,012
Beneficial conversion feature				517,500
Equipment paid by capital lease				159,096
Derivative liability recognized as debt discount			390,000	947,175
Settlement of convertible notes payable through issuance of series B preferred stock			65,600
Accounts payable for purchase of intellectual property				80,000
Issuance of convertible notes for repayment of due to related party				150,000
Note payable issued for settlement of License fee payable			$ 1,004,880